REAL ESTATE PROPERTIES FOR LEASE, NET (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) m²	Dec. 31, 2022 USD ($) m²
Impairment Effects on Earnings Per Share [Line Items]
Depreciation expense	$ 198,405	$ 160,870	$ 348,485	$ 299,611
Amortization expense of land use right	1,489	3,534
Leasehold area | m²			6,780	7,777
Amortization expense of land use right			$ 5,878	$ 6,753
Property, Plant and Equipment [Member]
Impairment Effects on Earnings Per Share [Line Items]
Depreciation expense	$ 27,513	$ 64,646	$ 107,721	$ 116,985